Investment Strategy - Mundoval Fund	May 01, 2026
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

Under normal market conditions the Fund invests primarily in common stocks of domestic and foreign large capitalization companies. Large capitalization companies are those with a market capitalization of $10 billion or more. The Fund’s foreign investments consist primarily of American Depositary Receipts (“ADRs”). ADRs are certificates issued by a U.S. bank that represent a certain amount of shares of a foreign company on a foreign or U.S. based stock exchange. The Fund’s investment strategy focuses on value style investing. Value investing focuses on companies that appear to be undervalued according to certain financial measurements of their worth or business prospects. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected return are acquired. The Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.